Fair Value Measurements	6 Months Ended
Jun. 30, 2018
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4:- FAIR VALUE MEASUREMENTS

FASB Accounting Standards Codification (“ASC”) No. 820, “Fair Value Measurements and Disclosures” defines fair value and establishes a framework for measuring fair value. According to ASC No. 820, fair value is an exit price, representing the amount that would be received for selling an asset or paid for the transfer of a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level I:	Unadjusted quoted prices in active markets that are accessible on the measurement date for identical, unrestricted assets or liabilities;

Level II:	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level III:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company measures its marketable securities, foreign currency derivative contracts and the contingent payments obligation in connection with acquisition (the “Contingent Payments”) at fair value. Marketable securities and foreign currency derivative contracts are classified within Level II as the valuation inputs are based on quoted prices and market observable data of similar instruments. The Contingent Payments are classified within level III as the valuation inputs are based on significant inputs not observable in the market.

The below table sets forth the Company’s assets and liabilities that were measured at fair value as of June 30, 2018 and December 31, 2017 by level within the fair value hierarchy.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	As of June 30, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	-	$77,998	-	$77,998
Total financial assets	-	$77,998	-	$77,998

Liabilities:
Payment obligation related to acquisition	-	-	$356	$356
Foreign currency derivative contracts	-	52		52
Total liabilities	-	$52	$356	$408

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	-	$74,372	-	$74,372
Foreign currency derivative contracts	-	45	-	45
Total financial assets	-	$74,417	-	$74,417

Liabilities:
Payment obligation related to acquisition	-	-	$334	$334
Total liabilities	-	-	$334	$334

The following table set forth the change of fair value measurements that are categorized within Level 3:

Total fair value as of January 1, 2018	$334
Accretion of payments obligation	22

Total fair value as of June 30, 2018	$356

The fair value of the payment obligation related to acquisition was estimated based several factors of which the most significant is the Company’s revenue projections. The Company used a Monte Carlo Simulation of the triangular model with a discount rate of 15%. Payment obligation related to acquisition is revalued to current fair value at each reporting date. Any change in the fair value as a result of time passage is recognized in the financial expenses; any other changes in significant inputs such as the discount rate, the discount period or other factors used in the calculation, is recognized in operating expenses in the consolidated results of operations in the period the estimated fair value changes. Payment obligation related to acquisition will continue to be accounted for and measured at fair value until the contingencies are settled during fiscal year 2018. Accretion of the payment obligation related to acquisition is included in financial expenses, net.